Shareholders' equity and dividends - dividends schedule (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Dividends decared [abstract]
Dividends declared	$ 2,891	$ 2,824
Dividends paid in cash	1,491	1,876
Scrip dividends	$ 1,357	$ 904
Number of shares issued - scrip	78.1	56.4
Sum dividends settled	$ 2,848	$ 2,780
United States Dollar (USD) [Member]
Dividends decared [abstract]
Dividend per share	$ 0.8804	$ 0.8804
Dividends paid, ordinary shares per share	0.8804	0.8804
Norwegian kroner (NOK) [Member]
Dividends decared [abstract]
Dividends paid, ordinary shares per share	$ 7.2615	$ 7.3364